Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details) - Ocean Ships [member] $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of commitments and contingencies [line items]
Price	$ 4,753,496
Ship XVII
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2028
Ship XVIII
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2030
Ship XX
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2030